EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 2,648,592	R$ 5,731,106	R$ 6,143,014
Profit attributable to each class of shares - Discontinued Operation	986,785	(84,965)	195,674
Profit for the Year	3,635,377	5,646,141	6,338,688
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	2,648,592	5,731,106	6,143,014
Profit attributable to each class of shares - Discontinued Operation	986,785	(84,965)	195,674
Profit for the Year	R$ 3,635,377	5,646,141	6,338,688
Guaranteed right (per share) of preferred shares	10.00%
Common shares
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 2,239,391	4,625,405	4,940,175
Profit attributable to each class of shares - Discontinued Operation	834,329	(68,573)	157,360
Profit for the Year	R$ 3,073,720	R$ 4,556,832	R$ 5,097,535
Weighted average number of shares	1,686,088,000	1,288,843,000	1,254,102,000
% of shares in relation to the total	85.75%	82.15%	81.88%
Basic earnings per share from continuing operations (R$)	R$ 1.33	R$ 3.59	R$ 3.94
Basic earnings per share of discontinued operation (R$)	0.49	(0.05)	0.13
Net basic earnings per share	R$ 1.82	R$ 3.54	R$ 4.06
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 2,206,702	R$ 4,546,887	R$ 4,863,474
Profit attributable to each class of shares - Discontinued Operation	822,150	(67,408)	154,916
Profit for the Year	R$ 3,028,852	R$ 4,479,479	R$ 5,018,390
Weighted average number of shares in thousand	1,686,088,000	1,288,843,000	1,254,102,000
% of shares in relation to the total	84.60%	80.86%	80.70%
Diluted earnings per share of continuous operation (R$)	R$ 1.31	R$ 3.53	R$ 3.88
Diluted earnings per share of discontinued operation (R$)	0.49	(0.05)	0.12
Profit (Loss) per share - diluted	1.80	3.48	4.00
Preferred shares
Basic loss per share
Basic earnings per share from continuing operations (R$)	1.46	3.95	4.33
Net basic earnings per share	2.00	3.89	4.47
Diluted loss per share
Diluted earnings per share of continuous operation (R$)	1.44	3.88	4.27
Profit (Loss) per share - diluted	R$ 1.98	R$ 3.82	R$ 4.41
Class "A" preferred shares
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 215	R$ 580	R$ 637
Profit attributable to each class of shares - Discontinued Operation	80	(9)	20
Profit for the Year	R$ 295	R$ 571	R$ 657
Weighted average number of shares	147,000	147,000	147,000
% of shares in relation to the total	0.01%	0.01%	0.01%
Basic earnings per share from continuing operations (R$)	R$ 1.46	R$ 3.95	R$ 4.33
Basic earnings per share of discontinued operation (R$)	0.54	(0.06)	0.14
Net basic earnings per share	R$ 2.01	R$ 3.89	R$ 4.47
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 212	R$ 570	R$ 627
Profit attributable to each class of shares - Discontinued Operation	79	(8)	20
Profit for the Year	R$ 291	R$ 562	R$ 647
Weighted average number of shares in thousand	147,000	147,000	147,000
% of shares in relation to the total	0.01%	0.01%	0.01%
Diluted earnings per share of continuous operation (R$)	R$ 1.44	R$ 3.88	R$ 4.27
Diluted earnings per share of discontinued operation (R$)	0.54	(0.05)	0.14
Profit (Loss) per share - diluted	R$ 1.98	R$ 3.82	R$ 4.40
Class "B" preferred shares
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 408,987	R$ 1,105,121	R$ 1,202,203
Profit attributable to each class of shares - Discontinued Operation	152,376	(16,383)	38,294
Profit for the Year	R$ 561,363	R$ 1,088,738	R$ 1,240,497
Weighted average number of shares	279,941,000	279,941,000	277,444,000
% of shares in relation to the total	14.24%	17.84%	18.11%
Basic earnings per share from continuing operations (R$)	R$ 1.46	R$ 3.95	R$ 4.33
Basic earnings per share of discontinued operation (R$)	0.54	(0.06)	0.14
Net basic earnings per share	R$ 2.01	R$ 3.89	R$ 4.47
Diluted loss per share
Potential dilutive common shares included in the calculation of the weighted average number of shares due to dilutive effect	26,855,558
Profit attributable to each class of shares - Continued Operation	R$ 403,016	R$ 1,086,361	R$ 1,183,537
Profit attributable to each class of shares - Discontinued Operation	150,152	(16,106)	37,699
Profit for the Year	R$ 553,168	R$ 1,070,255	R$ 1,221,236
Weighted average number of shares in thousand	279,941,000	279,941,000	277,444,000
% of shares in relation to the total	14.05%	17.56%	17.85%
Diluted earnings per share of continuous operation (R$)	R$ 1.44	R$ 3.88	R$ 4.27
Diluted earnings per share of discontinued operation (R$)	0.54	(0.06)	0.14
Profit (Loss) per share - diluted	R$ 1.98	R$ 3.82	R$ 4.40
Converted Preferred B
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 38,663	R$ 97,288	R$ 95,376
Profit attributable to each class of shares - Discontinued Operation	14,404	(1,443)	3,038
Profit for the Year	R$ 53,067	R$ 95,845	R$ 98,414
Weighted average number of shares in thousand	26,856,000	25,070,000	22,358,000
% of shares in relation to the total	1.35%	1.57%	1.44%
Diluted earnings per share of continuous operation (R$)	R$ 1.44	R$ 3.88	R$ 4.27
Diluted earnings per share of discontinued operation (R$)	0.54	(0.06)	0.14
Profit (Loss) per share - diluted	R$ 1.98	R$ 3.82	R$ 4.40